Finance income and expense - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net gains and losses on financial instruments
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	$ 8	$ (14)	$ 6
Interest and changes in carrying values of debt designated as hedged items, net of derivatives	(35)	(21)	(10)
Interest and fair value changes on fixed and short-term deposits, equity securities and other derivatives	52	74	46
Interest on debt, overdrafts, finance leases and commercial paper held at amortised cost	(559)	(553)	(384)
Losses on change in fair value of derivatives		17
Ineffectiveness on net investment hedge taken to profit	0	0	0
Interest rate fair value hedging instruments
Net gains and losses on financial instruments
Gains on change in fair value of derivatives	9	30	30
Instruments in a fair value hedge relationship | Interest rate swaps
Net gains and losses on financial instruments
Losses on change in fair value of derivatives	9	29	30
Instruments in a fair value hedge relationship | Loans
Net gains and losses on financial instruments
Losses on change in fair value of derivatives	10	12	5
Derivative instruments designated at fair value through profit and loss
Net gains and losses on financial instruments
Gains on change in fair value of derivatives	$ 3	$ 9	$ 15